Significant events in the current year (Details) R$ in Millions, $ in Millions		1 Months Ended	3 Months Ended			6 Months Ended			12 Months Ended
	Jun. 22, 2021 USD ($)	Jun. 30, 2021 USD ($) shares	Jun. 30, 2021 USD ($) shares	Jun. 30, 2021 BRL (R$)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) shares	Jun. 30, 2021 BRL (R$)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Apr. 30, 2021 shares
Disclosure of non-adjusting events after reporting period [line items]
Value of shares acquired						$ 2,004	R$ 10,407
Pre-operating and operational stoppage			$ 152		$ 179	263		$ 378
Renova Foundation
Disclosure of non-adjusting events after reporting period [line items]
Provision			560	R$ 2,820
United Steelworkers
Disclosure of non-adjusting events after reporting period [line items]
Term for collective bargaining agreement		5 years
Pre-operating and operational stoppage		$ 59
Nacala Logistics Corridor
Disclosure of non-adjusting events after reporting period [line items]
Payments in relation to Project Finance	$ 2,517	2,517	$ 2,517			2,517
Loss on pre-existing relationship	$ (771)	$ (771)				$ (771)			$ (798)
Common share
Disclosure of non-adjusting events after reporting period [line items]
Share buyback program, number of shares authorized to be repurchased | shares										270,000,000
Number of shares repurchased | shares		93,088,200	93,088,200			93,088,200
Value of shares acquired			$ 2,004
Dividends paid		$ 2,200